NOTE D: LINES OF CREDIT (Detail) (USD $)	9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
Proceeds from (Repayments of) Lines of Credit (in Dollars)	$ 2,835	$ (56,657)
LineOfCreditAvailableBalance (in Dollars)	708
Line of Credit Facility, Interest Rate at Period End	21.90%
LineOfCreditInterestRateMinimum	10.24%
LineOfCreditInterestRateMaximum	29.40%
LineOfCreditInterestRateWeightedAverage	27.56%
CombinedCreditLimit
Proceeds from (Repayments of) Lines of Credit (in Dollars)	26,700
CombinedLineOfCreditAvailableBalance
LineOfCreditAvailableBalance (in Dollars)	$ 1,815